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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                              811-01494
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                     GENERAL ELECTRIC S&S PROGRAM MUTUAL FUND
-----------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
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               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
-----------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 800-242-0134
                                        ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  06/30/05
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS



S&S PROGRAM MUTUAL FUND

SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS)  -  JUNE 30, 2005 (UNAUDITED)

                                                    NUMBER OF
                                                       SHARES                  VALUE
-------------------------------------------------------------------------------------
COMMON STOCK - 98.7%
-------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 12.2%
Bed Bath & Beyond Inc.                                197,421                  $8,248  (a)
Cablevision Systems Corp. (Class A)                   284,009                   9,145  (a,d)
Carnival Corp.                                        623,434                  34,008
Comcast Corp. (Class A)                                11,915                     366  (a)
Comcast Corp. (Class A) (Special)                   2,152,161                  64,457  (a)
eBay Inc.                                             153,365                   5,062  (a)
Family Dollar Stores, Inc.                            491,820                  12,836  (d)
Kohl's Corp.                                          117,759                   6,584  (a)
Liberty Global Inc. (Series A)                        418,947                  19,552  (a,d)
Liberty Media Corp. (Series A)                      7,114,899                  72,501  (a)
Lowe's Companies, Inc.                                623,017                  36,272
News Corp. (Class A)                                1,056,373                  17,092
Omnicom Group                                         346,351                  27,660
Target Corp.                                          942,076                  51,258
The Home Depot, Inc.                                  893,401                  34,753
Time Warner Inc.                                    1,731,759                  28,938  (a)
Tribune Co.                                           103,906                   3,655
Viacom Inc. (Class B)                               1,896,554                  60,728
                                                                              493,115

CONSUMER STAPLES - 9.6%
Altria Group, Inc.                                     53,892                   3,485
Anheuser-Busch Companies, Inc.                        356,742                  16,321
Avon Products, Inc.                                   242,446                   9,177
Clorox Co.                                            817,598                  45,557
Colgate-Palmolive Co.                                 947,688                  47,299
Kellogg Co.                                           609,233                  27,074
Kimberly-Clark Corp.                                  727,200                  45,516
PepsiCo, Inc.                                       1,613,585                  87,021
Procter & Gamble Co.                                  426,013                  22,472
Sara Lee Corp.                                      1,350,772                  26,759
The Coca-Cola Co.                                     768,901                  32,102
Wal-Mart Stores, Inc.                                 486,972                  23,472
                                                                              386,255

ENERGY - 9.0%
Amerada Hess Corp.                                    104,598                  11,141  (d)
Burlington Resources Inc.                             961,196                  53,097  (d)
ConocoPhillips Co.                                    415,622                  23,894  (d)
EnCana Corp.                                          534,767                  21,171
Exxon Mobil Corp.                                   2,355,193                 135,353
Halliburton Co.                                       311,717                  14,906  (d)
Nabors Industries Ltd.                                225,129                  13,647  (a)
Occidental Petroleum Corp.                            340,464                  26,192
Schlumberger Ltd.                                     839,834                  63,777  (d)
                                                                              363,178

FINANCIALS - 19.1%
AFLAC Incorporated                                    280,545                  12,142
Allstate Corp.                                        802,636                  47,957
American Express Co.                                  123,578                   6,578
American International Group, Inc.                  1,038,294                  60,325
Bank of America Corp.                               1,364,626                  62,241
Berkshire Hathaway Inc. (Class B)                       5,344                  14,875  (a)
Chubb Corp.                                           380,710                  32,592  (d)
Citigroup Inc.                                      2,902,914                 134,202
Federal Home Loan Mortgage Corp.                      199,984                  13,045  (d)
Federal National Mortgage Association               1,156,331                  67,530
HCC Insurance Holdings, Inc.                          131,614                   4,984  (d)
JPMorgan Chase & Co.                                  401,768                  14,191
MBNA Corp.                                          1,733,214                  45,341
Mellon Financial Corp.                              1,102,975                  31,644
Merrill Lynch & Co., Inc.                             308,046                  16,946
Morgan Stanley                                        554,163                  29,077
Principal Financial Group                             563,168                  23,597
Prudential Financial, Inc.                            249,997                  16,415
State Street Corp.                                  1,513,904                  73,046  (c)
SunTrust Banks, Inc.                                  207,811                  15,012
US Bancorp                                            509,137                  14,867
Wachovia Corp.                                        283,316                  14,053
Wells Fargo & Co.                                     318,644                  19,622
                                                                              770,282

HEALTHCARE - 14.2%
Abbott Laboratories                                 1,824,720                  89,429
Aetna Inc.                                             64,444                   5,337
Amgen Inc.                                            519,000                  31,379  (a)
Boston Scientific Corp.                               138,541                   3,741  (a)
Bristol-Myers Squibb Co.                              623,433                  15,573
Cardinal Health, Inc.                                  51,952                   2,991  (d)
GlaxoSmithKline PLC ADR                               574,860                  27,887  (d)
HCA Inc.                                              284,008                  16,095
Johnson & Johnson                                   1,393,166                  90,556
Lincare Holdings Inc.                                 474,502                  19,379  (a)
Medtronic Inc.                                        119,976                   6,213
Merck & Co., Inc.                                     529,919                  16,321
Pfizer Inc.                                         5,340,746                 147,298
Smith & Nephew PLC ADR                                 76,197                   3,765  (d)
UnitedHealth Group Incorporated                       737,868                  38,472
Wyeth                                               1,279,840                  56,953
                                                                              571,389

INDUSTRIALS - 9.2%
Burlington Northern Santa Fe Corp.                    401,768                  18,915
Corinthian Colleges, Inc.                             320,545                   4,093  (a,d)
Danaher Corp.                                         391,932                  20,514
Deere & Co.                                           460,648                  30,168
Dover Corp.                                           953,299                  34,681  (d)
Eaton Corp.                                           549,799                  32,933
Emerson Electric Co.                                  119,630                   7,492
General Dynamics Corp.                                151,633                  16,610
ITT Industries, Inc.                                  133,761                  13,059  (d)
Northrop Grumman Corp.                                502,210                  27,747
Southwest Airlines Co.                                866,642                  12,072  (d)
3M Co.                                                283,593                  20,504
Tyco International Ltd.                             2,397,032                  69,993
Union Pacific Corp.                                   145,468                   9,426  (d)
United Technologies Corp.                             841,082                  43,189  (d)
Waste Management, Inc.                                370,597                  10,503
                                                                              371,899

INFORMATION TECHNOLOGY - 16.2%
Analog Devices, Inc.                                  943,601                  35,206
Applied Materials, Inc.                             1,385,408                  22,416
Automatic Data Processing, Inc.                       464,112                  19,479
Certegy Inc.                                          406,617                  15,541
Checkfree Corp.                                       123,197                   4,196  (a)
Cisco Systems, Inc.                                 3,203,754                  61,224  (a)
Dell Inc.                                             815,936                  32,238  (a)
EMC Corp.                                           1,506,631                  20,656  (a)
First Data Corp.                                    2,270,822                  91,151
Intel Corp.                                         1,977,669                  51,538
International Business Machines Corp.                 514,125                  38,148
Intuit Inc.                                           672,754                  30,348  (a,d)
Microsoft Corp.                                     5,299,184                 131,632
Molex Inc. (Class A)                                1,079,925                  25,357  (d)
Novellus Systems, Inc.                                138,541                   3,423  (a)
Oracle Corp.                                        4,437,253                  58,572  (a)
Paychex, Inc.                                         104,668                   3,406
Unisys Corp.                                          415,623                   2,631  (a)
Yahoo! Inc.                                           227,345                   7,877  (a)
                                                                              655,039

MATERIALS - 3.0%
Alcoa Inc.                                            311,717                   8,145
Barrick Gold Corp.                                    443,330                  11,096  (d)
Freeport-McMoRan Copper & Gold Inc.                   316,635                  11,855  (d)
(Class B)
Monsanto Co.                                          386,529                  24,301
Newmont Mining Corp.                                  499,717                  19,504
Praxair, Inc.                                         450,257                  20,982
Rohm & Haas Co.                                       225,129                  10,433
Weyerhaeuser Co.                                      200,884                  12,786  (d)
                                                                              119,102

TELECOMMUNICATION SERVICES - 2.9%
Alltel Corp.                                          155,858                   9,707
Sprint Corp.                                          997,493                  25,027  (d)
Verizon Communications Inc.                           623,433                  21,540
Vodafone Group PLC ADR                              2,528,371                  61,490  (d)
                                                                              117,764

UTILITIES - 3.3%
American Electric Power Company, Inc.                 450,257                  16,601  (d)
Constellation Energy Group Inc.                       387,915                  22,379  (d)
Dominion Resources, Inc.                              446,793                  32,790
Entergy Corp.                                         277,082                  20,933
PG&E Corp.                                            751,722                  28,220
PPL Corp.                                             100,026                   5,939  (d)
Southern Co.                                          180,103                   6,244
                                                                              133,106

TOTAL COMMON STOCK                                                          3,981,129
(COST $3,604,341)

                                                    PRINCIPAL
                                                       AMOUNT
-------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 2.7%
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REPURCHASE AGREEMENT - 0.8%
State Street Bank and Trust Co.
2.70%                                                 $32,266                  32,266  (c)


                                                    NUMBER OF
                                                       SHARES
-------------------------------------------------------------------------------------
SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN -
1.9%
State Street Navigator Securities
Lending Prime Portfolio
3.31%                                              75,212,751                  75,213  (b,c)

TOTAL SHORT-TERM INVESTMENTS                                                  107,479
(COST $107,479)

TOTAL INVESTMENTS                                                           4,088,608
(COST $3,711,820)

LIABILITIES IN EXCESS OF OTHER                                               (54,722)
ASSETS - (1.4)%

                                                                           ----------
NET ASSETS  - 100.0%                                                       $4,033,886
                                                                           ==========

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NOTES TO SCHEDULES OF INVESTMENTS (DOLLARS IN THOUSANDS) - June 30, 2005
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(a)  Non-income producing security.

(b)  Coupon amount represents effective yield.

(c) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(d)  All or a portion of the security is out on loan.



Abbreviations:

ADR  American Depository Receipt

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Electric S&S Program Mutual Fund

By:   /S/JOHN H. MYERS
      John H. Myers
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  August 29, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/JOHN H. MYERS
      John H. Myers
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  August 29, 2005


By:   /S/ROBERT HERLIHY
      Robert Herlihy
      Treasurer, S&S Funds

Date:  August 29, 2005